Accruals and Other Payables (Details) - Schedule of accruals and other payables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of accruals and other payables [Abstract]
Salary payable	$ 371,801	$ 436,042
Payable to a minor shareholder	120,674
Deferred offering costs in accrual and other payables	600,000
Others	16,435	1,728
Total accruals and other payables	$ 1,108,910	$ 437,770